Summary of Option Activity Under Stock Option Plans (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Outstanding at beginning of year	1,861,800	2,657,400	2,726,400
Exercised	(249,600)	(67,200)	(8,600)
Forfeited			(60,400)
Forfeited/Expired	(316,200)	(728,400)
Outstanding at end of year	1,296,000	1,861,800	2,657,400	2,726,400
Exercisable at end of year	1,296,000
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 4,036	¥ 4,245	¥ 4,247
Exercised	3,311	3,287	3,287
Forfeited			4,461
Forfeited/Expired	3,678	4,869
Outstanding at end of year	4,263	¥ 4,036	¥ 4,245	¥ 4,247
Exercisable at end of year	¥ 4,263
Weighted-Average Remaining Contractual Term
Outstanding at end of year	4 months 24 days	8 months 12 days	1 year	1 year 7 months 6 days
Exercisable at end of year	4 months 24 days
Aggregate Intrinsic Value
Outstanding at beginning of year	¥ 248	¥ 28	¥ 37
Outstanding at end of year		¥ 248	¥ 28	¥ 37
Exercisable at end of year	¥ 0